Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mason Capital Fund Trust
Entity Central Index Key	0001953487
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Fundamentals First ETF
Shareholder Report [Line Items]
Fund Name	Fundamentals First ETF
Class Name	Fundamentals First ETF
Trading Symbol	KNOW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Fundamentals First ETF (the “Fund”) for the period of July 1, 2025, to June 30, 2026 (“Reporting Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://fundamentalsfirstfund.com. You can also request this information by contacting us at 617-228-5190.
Additional Information Phone Number	617-228-5190
Additional Information Website	https://fundamentalsfirstfund.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE REPORTING PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamentals First ETF	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year 7/1/25-6/30/26, the net asset value of the Fund rose by 21.32%. Market value rose by 21.27%. The Fund holds no oversize positions, so performance came from a wide range of holdings. At the end of the period the biggest contribution to overall performance was Lam Research Corp. (LRCX) with a total return of +348% over the 12-month period, ending as the Fund’s second largest position at 4.55%, behind KLA Corp. (KLAC) which ended the year as the Fund’s largest position at 4.58% after posting a total return of +239%. The biggest detractor to the Fund over the period was Fiserv with a -72% total return.
Semiconductors was a particularly strong piece of the portfolio with LRCX, KLAC and TSM (Taiwan Semiconductor Manufacturing Co. Ltd.) starting the year as 5.51% of the portfolio and ending the year as 12.56% of the portfolio entirely due to a rise in their stock prices. Even without this significant uplift to the Fund, the portfolio performed well with the majority of stocks held showing a price rise and the majority of those rises were above 10%. Nine out of seventy-three stocks held throughout the year posted over a 50% gain (LRCX, KLAC, TSM, APA Corp., Alphabet Inc., Primaris Real Estate Investment Trust, Cummins Inc.,  Iradimed Corp. and Toromont Industries Ltd.).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2024)
Fundamentals First ETF	21.32	14.24
S&P 500® Index	22.32	20.50

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fundamentalsfirstfund.com for more recent performance information.
Net Assets	$ 6,925,478
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 56,702
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,925,478
Number of Holdings	90
Advisory Fee	$56,702
Portfolio Turnover	16%
30-Day SEC Yield	1.75%
Distribution Yield	1.25%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)

Top 10 Holdings	(% of net assets)
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital	8.6%
KLA Corp.	4.6%
Lam Research Corp.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Alphabet, Inc. - Class C	2.7%
iShares iBonds Dec 2029 Term Corporate ETF	1.7%
iShares iBonds Dec 2032 Term Corporate ETF	1.7%
iShares iBonds Dec 2031 Term Corporate ETF	1.7%
iShares iBonds Dec 2030 Term Corporate ETF	1.7%
Novartis AG - ADR	1.7%

Updated Prospectus Web Address	https://fundamentalsfirstfund.com